Intangibles (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 24,288	$ 24,339	$ 24,390
Wetland mitigation bank credits [Member] | EIP Credit Co., LLC [Member]
Disclosure of detailed information about intangible assets [line items]
Minimum term specified to use credits for project	5 years
Annual option payments	$ 250
Intangible assets		24,185	24,185
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 103	$ 154